Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Average number of employees	242,850	244,788	246,933
Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Average number of employees	135,239	134,021	137,234
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	48,757	46,716	45,912
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	48,990	49,100	47,623
Global Private Banking
Disclosure of operating segments [line items]
Average number of employees	8,206	7,817	8,322
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	1,658	7,134	7,842